UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Stock Fund

Eaton Vance Tax-Managed Growth Fund 1.1

Eaton Vance Tax-Managed Growth Fund 1.2

Parametric Commodity Strategy Fund

Parametric Commodity Strategy Fund

March 31, 2018

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Short-Term Investments — 98.9%

U.S. Treasury Obligations — 92.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 4/26/18(1)	$3,500	$3,496,290
U.S. Treasury Bill, 0.00%, 6/21/18(1)	14,360	14,306,190
U.S. Treasury Bill, 0.00%, 7/19/18	39,500	39,293,906
U.S. Treasury Bill, 0.00%, 8/16/18	12,000	11,916,650
U.S. Treasury Bill, 0.00%, 9/13/18(1)	19,600	19,434,469
U.S. Treasury Bill, 0.00%, 10/11/18	21,000	20,793,359
U.S. Treasury Bill, 0.00%, 11/8/18	10,300	10,184,497
U.S. Treasury Bill, 0.00%, 12/6/18	48,400	47,781,523
U.S. Treasury Bill, 0.00%, 1/3/19	32,000	31,528,346
U.S. Treasury Bill, 0.00%, 1/31/19	67,000	65,878,439
U.S. Treasury Bill, 0.00%, 2/28/19	11,000	10,799,394

Total U.S. Treasury Obligations (identified cost $275,730,525)		$275,413,063

Other — 6.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(2)	17,790,721	$17,787,163

Total Other (identified cost $17,789,779)		$17,787,163

Total Short-Term Investments (identified cost $293,520,304)		$293,200,226

Total Investments — 98.9% (identified cost $293,520,304)		$293,200,226

Other Assets, Less Liabilities — 1.1%		$3,351,158

Net Assets — 100.0%		$296,551,384

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $110,223.

1

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	77	Long	Jul-18	$5,301,450	$297,390
Cattle Feeder	37	Long	Aug-18	2,597,863	(209,575)
Cocoa	208	Long	Jul-18	5,374,720	231,100
Coffee	237	Long	Jul-18	10,682,775	(264,731)
Copper	141	Long	Jul-18	10,737,150	(334,063)
Corn	562	Long	Jul-18	11,134,625	88,600
Cotton No. 2	130	Long	Jul-18	5,317,000	(188,015)
Gold	161	Long	Jun-18	21,369,530	(217,320)
Hard Red Winter Wheat	111	Long	Jul-18	2,698,688	(338,400)
Lean Hogs	182	Long	Jun-18	5,572,840	(410,800)
Live Cattle	255	Long	Jun-18	10,462,650	(1,442,117)
LME Copper	59	Long	Apr-18	9,868,119	(681,999)
LME Copper	63	Long	May-18	10,555,256	(548,414)
LME Copper	70	Long	Jun-18	11,748,188	(345,763)
LME Copper	59	Short	Apr-18	(9,868,119)	517,799
LME Copper	63	Short	May-18	(10,555,256)	319,016
LME Copper	5	Short	Jun-18	(839,156)	(3,956)
LME Lead	80	Long	Apr-18	4,798,000	(360,179)
LME Lead	86	Long	May-18	5,152,475	(588,653)
LME Lead	102	Long	Jun-18	6,109,800	(67,840)
LME Lead	80	Short	Apr-18	(4,798,000)	567,100
LME Lead	86	Short	May-18	(5,152,475)	54,933
LME Lead	12	Short	Jun-18	(718,800)	(8,506)
LME Nickel	131	Long	Apr-18	10,420,788	628,656
LME Nickel	135	Long	May-18	10,752,750	(127,983)
LME Nickel	147	Long	Jun-18	11,727,072	(132,288)
LME Nickel	131	Short	Apr-18	(10,420,788)	134,673
LME Nickel	135	Short	May-18	(10,752,750)	115,425
LME Nickel	10	Short	Jun-18	(797,760)	(11,760)
LME Primary Aluminum	378	Long	Apr-18	18,812,588	(2,218,555)
LME Primary Aluminum	417	Long	May-18	20,810,906	(2,214,761)
LME Primary Aluminum	467	Long	Jun-18	23,387,944	(1,606,684)
LME Primary Aluminum	378	Short	Apr-18	(18,812,588)	2,059,103
LME Primary Aluminum	417	Short	May-18	(20,810,906)	1,537,436
LME Primary Aluminum	46	Short	Jun-18	(2,303,738)	71,638
LME Tin	25	Long	Apr-18	2,646,250	157,653
LME Tin	26	Long	May-18	2,748,200	(51,630)
LME Tin	29	Long	Jun-18	3,062,400	(51,475)
LME Tin	25	Short	Apr-18	(2,646,250)	49,628
LME Tin	26	Short	May-18	(2,748,200)	55,055
LME Tin	4	Short	Jun-18	(422,400)	(5,300)
LME Zinc	119	Long	Apr-18	9,760,975	(140,474)
LME Zinc	126	Long	May-18	10,325,700	(698,801)
LME Zinc	147	Long	Jun-18	12,042,975	(64,588)
LME Zinc	119	Short	Apr-18	(9,760,975)	662,830
LME Zinc	126	Short	May-18	(10,325,700)	57,645
LME Zinc	15	Short	Jun-18	(1,228,875)	(12,725)

2

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Low Sulphur Gasoil	175	Long	Jun-18	$10,745,000	$699,225
Natural Gas	699	Long	Jan-19	21,634,050	(149,320)
NY Harbor ULSD	127	Long	Jun-18	10,769,346	613,645
Palladium	28	Long	Jun-18	2,642,640	(237,150)
Platinum	113	Long	Jul-18	5,269,190	(188,190)
RBOB Gasoline	253	Long	Jun-18	21,517,650	855,574
Silver	263	Long	Jul-18	21,505,510	(183,215)
Soybean	209	Long	Jul-18	11,029,975	(263,987)
Soybean Meal	142	Long	Jul-18	5,485,460	(22,650)
Soybean Oil	562	Long	Jul-18	10,834,236	(109,289)
Sugar No. 11	768	Long	Jul-18	10,717,594	(979,334)
Wheat	230	Long	Jul-18	5,387,750	(532,737)
WTI Crude Oil	83	Long	Jun-18	5,384,210	233,660

					$(6,005,443)

Abbreviations:

LME	-	London Metal Exchange

ULSD	-	Ultra-Low Sulfur Diesel

WTI	-	West Texas Intermediate

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at March 31, 2018 were $48,876,526 or 16.5% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

At March 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts and commodity exchange-traded notes that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

At March 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is commodity risk was $10,007,784 and $16,013,227, respectively.

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments —
U.S. Treasury Obligations	$—	$275,413,063	$—	$275,413,063
Other	—	17,787,163	—	17,787,163
Total Investments	$—	$293,200,226	$—	$293,200,226
Futures Contracts	$10,007,784	$—	$—	$10,007,784
Total	$10,007,784	$293,200,226	$—	$303,208,010

Liability Description
Futures Contracts	$(16,013,227)	$—	$—	$(16,013,227)
Total	$(16,013,227)	$—	$—	$(16,013,227)

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Stock Fund

March 31, 2018 (Unaudited)

Eaton Vance Stock Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its investable assets in Stock Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At March 31, 2018, the value of the Fund’s investment in the Portfolio was $97,880,227 and the Fund owned 15.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Stock Portfolio

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 3.8%
CAE, Inc.	345,000	$6,421,469
Raytheon Co.	55,937	12,072,324
Textron, Inc.	91,300	5,383,961

		$23,877,754

Air Freight & Logistics — 2.3%
FedEx Corp.	59,501	$14,286,785

		$14,286,785

Auto Components — 1.6%
Aptiv PLC	43,209	$3,671,469
Delphi Technologies PLC	135,103	6,437,658

		$10,109,127

Banks — 7.5%
Bank of America Corp.	673,480	$20,197,665
JPMorgan Chase & Co.	133,840	14,718,385
KeyCorp	354,760	6,935,558
PNC Financial Services Group, Inc. (The)	34,400	5,202,656

		$47,054,264

Beverages — 1.2%
Constellation Brands, Inc., Class A	32,681	$7,448,654

		$7,448,654

Biotechnology — 3.3%
AbbVie, Inc.	33,438	$3,164,907
Alexion Pharmaceuticals, Inc.(1)	28,851	3,215,733
Biogen, Inc.(1)	10,948	2,997,781
Celgene Corp.(1)	22,215	1,981,800
Gilead Sciences, Inc.	76,393	5,759,268
Incyte Corp.(1)	15,696	1,307,948
Vertex Pharmaceuticals, Inc.(1)	15,052	2,453,175

		$20,880,612

Capital Markets — 1.4%
Charles Schwab Corp. (The)	172,400	$9,002,728

		$9,002,728

Commercial Services & Supplies — 1.6%
Deluxe Corp.	134,781	$9,975,142

		$9,975,142

Consumer Finance — 1.7%
Ally Financial, Inc.	231,467	$6,284,329
Navient Corp.	326,700	4,286,304

		$10,570,633

Containers & Packaging — 1.8%
Ball Corp.	292,210	$11,603,659

		$11,603,659

1

Security	Shares	Value
Distributors — 0.5%
LKQ Corp.(1)	87,500	$3,320,625

		$3,320,625

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	284,803	$13,619,279

		$13,619,279

Electric Utilities — 2.1%
Edison International	117,500	$7,480,050
NextEra Energy, Inc.	34,036	5,559,100

		$13,039,150

Energy Equipment & Services — 0.8%
Halliburton Co.	111,892	$5,252,211

		$5,252,211

Equity Real Estate Investment Trusts (REITs) — 2.5%
Equity Residential	143,746	$8,857,628
Public Storage	33,299	6,672,787

		$15,530,415

Food & Staples Retailing — 2.4%
Performance Food Group Co.(1)	249,258	$7,440,352
US Foods Holding Corp.(1)	226,538	7,423,650

		$14,864,002

Food Products — 2.7%
Mondelez International, Inc., Class A	228,800	$9,547,824
Pinnacle Foods, Inc.	136,695	7,395,200

		$16,943,024

Health Care Equipment & Supplies — 3.0%
Boston Scientific Corp.(1)	271,500	$7,417,380
Danaher Corp.	85,826	8,403,224
Medtronic PLC	39,318	3,154,090

		$18,974,694

Health Care Providers & Services — 1.7%
Aetna, Inc.	63,893	$10,797,917

		$10,797,917

Household Durables — 0.8%
D.R. Horton, Inc.	121,600	$5,330,944

		$5,330,944

Industrial Conglomerates — 1.1%
3M Co.	30,303	$6,652,115

		$6,652,115

Insurance — 4.2%
American Financial Group, Inc.	76,408	$8,574,506
American International Group, Inc.	116,500	6,339,930
First American Financial Corp.	195,092	11,447,998

		$26,362,434

2

Security	Shares	Value
Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.(1)	13,342	$19,310,410
Netflix, Inc.(1)	20,500	6,054,675

		$25,365,085

Internet Software & Services — 5.6%
Alphabet, Inc., Class C(1)	18,169	$18,746,593
Facebook, Inc., Class A(1)	78,832	12,596,565
GoDaddy, Inc., Class A(1)	68,779	4,224,406

		$35,567,564

IT Services — 3.7%
Amdocs, Ltd.	134,882	$8,999,327
Cognizant Technology Solutions Corp., Class A	119,118	9,588,999
Western Union Co. (The)	255,000	4,903,650

		$23,491,976

Machinery — 0.8%
Parker-Hannifin Corp.	28,200	$4,823,046

		$4,823,046

Media — 3.2%
Time Warner, Inc.	72,461	$6,853,361
Walt Disney Co. (The)	132,709	13,329,292

		$20,182,653

Metals & Mining — 0.5%
Rio Tinto PLC ADR	59,480	$3,065,004

		$3,065,004

Multi-Utilities — 0.9%
Sempra Energy	48,442	$5,387,719

		$5,387,719

Oil, Gas & Consumable Fuels — 4.9%
ConocoPhillips	140,166	$8,310,442
Diamondback Energy, Inc.(1)	38,600	4,883,672
Exxon Mobil Corp.	139,900	10,437,939
Phillips 66	77,625	7,445,790

		$31,077,843

Pharmaceuticals — 5.4%
Jazz Pharmaceuticals PLC(1)	43,013	$6,494,533
Johnson & Johnson	120,124	15,393,891
Pfizer, Inc.	336,968	11,958,994

		$33,847,418

Road & Rail — 1.2%
CSX Corp.	132,354	$7,373,441

		$7,373,441

Semiconductors & Semiconductor Equipment — 4.2%
Broadcom, Ltd.	30,143	$7,103,198
QUALCOMM, Inc.	110,462	6,120,699
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	157,143	6,876,578
Texas Instruments, Inc.	60,419	6,276,930

		$26,377,405

3

Security	Shares	Value
Software — 6.0%
Adobe Systems, Inc.(1)	43,818	$9,468,193
Intuit, Inc.	50,516	8,756,949
Microsoft Corp.	215,620	19,679,637

		$37,904,779

Specialty Retail — 2.4%
Home Depot, Inc. (The)	41,868	$7,462,552
TJX Cos., Inc. (The)	95,800	7,813,448

		$15,276,000

Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	144,417	$24,230,284
HP, Inc.	435,991	9,556,923

		$33,787,207

Tobacco — 1.3%
Philip Morris International, Inc.	85,316	$8,480,410

		$8,480,410

Total Common Stocks (identified cost $540,914,837)		$627,503,718

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(2)	1,105,912	$1,105,691

Total Short-Term Investments (identified cost $1,105,749)		$1,105,691

Total Investments — 99.9% (identified cost $542,020,586)		$628,609,409

Other Assets, Less Liabilities — 0.1%		$544,763

Net Assets — 100.0%		$629,154,172

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $6,385.

Abbreviations:

ADR	-	American Depositary Receipt

4

The Portfolio did not have any open derivative instruments at March 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$627,503,718	*	$—	$—	$627,503,718
Short-Term Investments	—		1,105,691	—	1,105,691
Total Investments	$627,503,718		$1,105,691	$—	$628,609,409

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Tax-Managed Growth Fund 1.1

March 31, 2018 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2018, the value of the Fund’s investment in the Portfolio was $1,591,845,203 and the Fund owned 9.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 3.2%
Arconic, Inc.	4	$92
Boeing Co. (The)	1,035,047	339,371,210
General Dynamics Corp.	115,628	25,542,225
Huntington Ingalls Industries, Inc.	539	138,933
Lockheed Martin Corp.	55,187	18,649,343
Northrop Grumman Corp.	35,008	12,221,993
Raytheon Co.	67,943	14,663,458
Rockwell Collins, Inc.	12,850	1,732,823
United Technologies Corp.	913,855	114,981,236

		$527,301,313

Air Freight & Logistics — 2.0%
C.H. Robinson Worldwide, Inc.	810,780	$75,978,194
Expeditors International of Washington, Inc.	1,300	82,290
FedEx Corp.	302,343	72,595,577
United Parcel Service, Inc., Class B	1,692,868	177,175,565

		$325,831,626

Airlines — 0.0%(1)
American Airlines Group, Inc.	53,294	$2,769,157
Delta Air Lines, Inc.	47,773	2,618,438
Southwest Airlines Co.	27,165	1,556,011

		$6,943,606

Auto Components — 0.3%
Adient PLC	15,055	$899,687
Aptiv PLC	228,000	19,373,160
BorgWarner, Inc.	2,800	140,644
Delphi Technologies PLC	76,000	3,621,400
Gentex Corp.	1,007,223	23,186,273

		$47,221,164

Automobiles — 0.1%
Daimler AG	38,000	$3,223,540
Ford Motor Co.	1,212,587	13,435,464
General Motors Co.	73,598	2,674,551
Harley-Davidson, Inc.	20,162	864,546
Tesla, Inc.(2)	7,397	1,968,564
Toyota Motor Corp. ADR	5,000	651,850

		$22,818,515

Banks — 6.9%
Bank of America Corp.	2,457,457	$73,699,135
Bank of Montreal	4	302
BB&T Corp.	1,325,045	68,955,342
BB&T Corp.(3)	22,314	1,161,221
CIT Group, Inc.	66,161	3,407,292
Citigroup, Inc.	858,960	57,979,800

1

Security	Shares	Value
Commerce Bancshares, Inc.	43,483	$2,605,067
CVB Financial Corp.	152,000	3,441,280
Fifth Third Bancorp	1,152,417	36,589,240
HSBC Holdings PLC	220,592	2,085,135
HSBC Holdings PLC ADR	424	20,212
Huntington Bancshares, Inc.	143,117	2,161,067
ING Groep NV ADR	131,742	2,230,392
JPMorgan Chase & Co.	3,447,330	379,102,880
KeyCorp	111,718	2,184,087
M&T Bank Corp.	247,904	45,703,581
PNC Financial Services Group, Inc. (The)	78,626	11,891,396
Regions Financial Corp.	714,736	13,279,795
Societe Generale SA	460,793	25,025,833
SunTrust Banks, Inc.	447,497	30,447,696
SVB Financial Group(2)	12,233	2,936,042
Synovus Financial Corp.	1,565	78,156
Toronto-Dominion Bank (The)	30,213	1,717,609
U.S. Bancorp	1,748,980	88,323,490
Wells Fargo & Co.	5,245,812	274,933,007

		$1,129,959,057

Beverages — 2.1%
Anheuser-Busch InBev SA/NV ADR	15,387	$1,691,647
Boston Beer Co., Inc. (The), Class A(2)	4,730	894,206
Brown-Forman Corp., Class A	750	39,997
Brown-Forman Corp., Class B	5,528	300,723
Coca-Cola Co. (The)	2,803,138	121,740,283
Constellation Brands, Inc., Class A	9,629	2,194,642
Diageo PLC ADR	2,940	398,135
Dr Pepper Snapple Group, Inc.	2,700	319,626
Molson Coors Brewing Co., Class B	186,000	14,011,380
Monster Beverage Corp.(2)	135,851	7,772,036
PepsiCo, Inc.	1,793,204	195,728,217

		$345,090,892

Biotechnology — 4.2%
AbbVie, Inc.	2,234,507	$211,496,088
Agios Pharmaceuticals, Inc.(2)	54,880	4,488,086
Alexion Pharmaceuticals, Inc.(2)	678,764	75,655,036
Alexion Pharmaceuticals, Inc.(2)(3)	81,001	9,028,371
Alkermes PLC(2)	5,000	289,800
Alnylam Pharmaceuticals, Inc.(2)	5,000	595,500
Amgen, Inc.	771,112	131,459,174
Biogen, Inc.(2)	141,716	38,804,675
Celgene Corp.(2)	886,087	79,047,821
Gilead Sciences, Inc.	1,161,439	87,560,886
Incyte Corp.(2)	76,572	6,380,745
Neurocrine Biosciences, Inc.(2)	20,000	1,658,600
Regeneron Pharmaceuticals, Inc.(2)	18,129	6,242,902
Shire PLC ADR	6,338	946,834
Vertex Pharmaceuticals, Inc.(2)	234,000	38,137,320

		$691,791,838

Building Products — 0.3%
A.O. Smith Corp.	27,845	$1,770,664
Fortune Brands Home & Security, Inc.	1,723	101,467

2

Security	Shares	Value
Johnson Controls International PLC	309,402	$10,903,327
Lennox International, Inc.	168,620	34,460,869
Masco Corp.	25,000	1,011,000

		$48,247,327

Capital Markets — 6.0%
Affiliated Managers Group, Inc.	36,716	$6,960,619
Ameriprise Financial, Inc.	212,343	31,414,023
Bank of New York Mellon Corp. (The)	472,609	24,353,542
BlackRock, Inc.	10,721	5,807,780
Brookfield Asset Management, Inc., Class A	89,070	3,473,730
Cboe Global Markets, Inc.	215,414	24,578,737
Charles Schwab Corp. (The)	3,778,235	197,299,432
CME Group, Inc.	177,716	28,743,786
E*TRADE Financial Corp.(2)	4,593	254,498
Franklin Resources, Inc.	211,191	7,324,104
Goldman Sachs Group, Inc. (The)	665,578	167,632,475
Intercontinental Exchange, Inc.	116,086	8,418,557
Invesco, Ltd.	4,040	129,320
Legg Mason, Inc.	122,902	4,995,966
LPL Financial Holdings, Inc.	206,073	12,584,878
Moody’s Corp.	189,295	30,533,284
Morgan Stanley	2,353,049	126,970,524
Nasdaq, Inc.	71,203	6,139,123
Northern Trust Corp.	711,598	73,387,102
Ross Stores, Inc.(3)	40,000	3,116,549
S&P Global, Inc.	215,531	41,179,353
SEI Investments Co.	150,000	11,236,500
State Street Corp.	970,084	96,746,477
Stifel Financial Corp.	112,796	6,680,907
T. Rowe Price Group, Inc.	544,472	58,786,642
UBS Group AG	9	159
Waddell & Reed Financial, Inc., Class A	8,833	178,515

		$978,926,582

Chemicals — 1.4%
AdvanSix, Inc.(2)	1,768	$61,491
Air Products and Chemicals, Inc.	7,915	1,258,723
Albemarle Corp.	90,157	8,361,160
Balchem Corp.	17,292	1,413,621
Chemours Co. (The)	151	7,355
DowDuPont, Inc.	1,200,927	76,511,059
Eastman Chemical Co.	1,950	205,881
Ecolab, Inc.	564,891	77,429,610
International Flavors & Fragrances, Inc.	5,000	684,550
LyondellBasell Industries NV, Class A	4,274	451,676
Monsanto Co.	6,741	786,607
NewMarket Corp.	12,227	4,911,341
PPG Industries, Inc.	375,957	41,956,801
Praxair, Inc.	6,143	886,435
Sherwin-Williams Co. (The)	28,213	11,062,882
Valvoline, Inc.	68,886	1,524,447
Westlake Chemical Corp.	1,000	111,150

		$227,624,789

3

Security	Shares	Value
Commercial Services & Supplies — 0.1%
Copart, Inc.(2)	3,800	$193,534
Pitney Bowes, Inc.	14,270	155,401
Stericycle, Inc.(2)	13,300	778,449
Waste Management, Inc.	109,569	9,216,944

		$10,344,328

Communications Equipment — 2.1%
Arista Networks, Inc.(2)	650,020	$165,950,106
Arista Networks, Inc.(2)(3)	127,576	32,553,868
Cisco Systems, Inc.	2,419,432	103,769,438
Juniper Networks, Inc.	285,300	6,941,349
Motorola Solutions, Inc.	37,773	3,977,497
Nokia Oyj ADR	192	1,050
Palo Alto Networks, Inc.(2)	140,438	25,492,306

		$338,685,614

Construction & Engineering — 0.0%(1)
Fluor Corp.	2,400	$137,328
Jacobs Engineering Group, Inc.	56,851	3,362,737

		$3,500,065

Construction Materials — 0.0%(1)
Vulcan Materials Co.	57,535	$6,568,771

		$6,568,771

Consumer Finance — 1.6%
American Express Co.	1,018,963	$95,048,869
Capital One Financial Corp.	130,994	12,551,845
Discover Financial Services	1,214,688	87,372,508
LendingClub Corp.(2)	79,691	278,918
Navient Corp.	10,200	133,824
SLM Corp.(2)	10,200	114,342
Synchrony Financial	1,701,521	57,051,999

		$252,552,305

Containers & Packaging — 0.1%
AptarGroup, Inc.	27,180	$2,441,579
Avery Dennison Corp.	2,250	239,063
Ball Corp.	25,288	1,004,186
Crown Holdings, Inc.(2)	13,787	699,690
International Paper Co.	42,000	2,244,060
Packaging Corp. of America	3,725	419,808
WestRock Co.	39,303	2,522,074

		$9,570,460

Distributors — 0.2%
Genuine Parts Co.	201,037	$18,061,164
LKQ Corp.(2)	224,518	8,520,458

		$26,581,622

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	25,610	$650,750

		$650,750

Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class A(2)	453	$135,492,300
Berkshire Hathaway, Inc., Class B(2)	1,398,425	278,957,819

		$414,450,119

4

Security	Shares	Value
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	647,725	$23,091,396
CenturyLink, Inc.	5,086	83,563
Frontier Communications Corp.	894	6,634
Verizon Communications, Inc.	536,799	25,669,728
Windstream Holdings, Inc.	4,107	5,791

		$48,857,112

Electric Utilities — 0.2%
Duke Energy Corp.	31,500	$2,440,305
Exelon Corp.	8,420	328,464
NextEra Energy, Inc.	124,160	20,279,053
Southern Co. (The)	104,610	4,671,883

		$27,719,705

Electrical Equipment — 1.1%
Acuity Brands, Inc.	11,121	$1,547,932
AMETEK, Inc.	68,596	5,211,238
Eaton Corp. PLC	124,464	9,945,918
Emerson Electric Co.	2,055,113	140,364,218
Hubbell, Inc.	1,978	240,881
Rockwell Automation, Inc.	119,037	20,736,246

		$178,046,433

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	10,986	$946,224
CDW Corp.	142,695	10,032,885
Corning, Inc.	1,540,029	42,936,009
Keysight Technologies, Inc.(2)	2,442	127,936
Knowles Corp.(2)	8,001	100,733
TE Connectivity, Ltd.	15,999	1,598,300

		$55,742,087

Energy Equipment & Services — 0.8%
Frank’s International NV(3)	1,500,000	$8,145,000
Halliburton Co.	951,376	44,657,590
National Oilwell Varco, Inc.	5,061	186,295
Schlumberger, Ltd.	1,207,668	78,232,733
Transocean, Ltd.(2)	2,884	28,552

		$131,250,170

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	32,841	$4,773,111
Host Hotels & Resorts, Inc.	8,720	162,541
ProLogis, Inc.	2,000	125,980
Public Storage	49	9,819
Simon Property Group, Inc.	25,563	3,945,649

		$9,017,100

Food & Staples Retailing — 2.7%
Costco Wholesale Corp.	882,327	$166,256,877
CVS Health Corp.	1,250,568	77,797,835
Kroger Co. (The)	145,541	3,484,252
Sprouts Farmers Market, Inc.(2)	1,554,670	36,488,105
Sysco Corp.	439,541	26,354,878
Walgreens Boots Alliance, Inc.	577,289	37,795,111
Walmart, Inc.	1,114,924	99,194,788

		$447,371,846

5

Security	Shares	Value
Food Products — 1.6%
Archer-Daniels-Midland Co.	287,729	$12,478,807
Campbell Soup Co.	755,494	32,720,445
Conagra Brands, Inc.	402,669	14,850,433
Flowers Foods, Inc.	261,924	5,725,659
General Mills, Inc.	16,787	756,422
Hain Celestial Group, Inc. (The)(2)	17,240	552,887
Hershey Co. (The)	541,784	53,614,945
Hormel Foods Corp.	145,646	4,998,571
JM Smucker Co. (The)	18,967	2,352,098
Kellogg Co.	63,058	4,099,400
Kraft Heinz Co. (The)	39,541	2,463,009
Lamb Weston Holdings, Inc.	93,135	5,422,320
McCormick & Co., Inc.	51,769	5,507,704
Mondelez International, Inc., Class A	543,910	22,697,364
Nestle SA	1,118,348	88,395,890
Tyson Foods, Inc., Class A	24,682	1,806,475

		$258,442,429

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	1,798,840	$107,786,493
ABIOMED, Inc.(2)	53,089	15,448,368
Baxter International, Inc.	230,275	14,977,086
Becton, Dickinson and Co.	78,887	17,094,813
Boston Scientific Corp.(2)	34,020	929,427
Danaher Corp.	139,109	13,620,162
DexCom, Inc.(2)	94,962	7,042,382
Edwards Lifesciences Corp.(2)	5,200	725,504
Halyard Health, Inc.(2)	542	24,975
Hologic, Inc.(2)	154,947	5,788,820
Intuitive Surgical, Inc.(2)	74,858	30,903,628
Medtronic PLC	530,033	42,519,247
Stryker Corp.	271,234	43,646,975
Zimmer Biomet Holdings, Inc.	148,351	16,176,193

		$316,684,073

Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc.(2)	32,000	$1,253,760
Aetna, Inc.	18,766	3,171,454
Anthem, Inc.	62,773	13,791,228
Cardinal Health, Inc.	29,805	1,868,177
Centene Corp.(2)	12,164	1,299,967
Cigna Corp.	8,814	1,478,460
DaVita, Inc.(2)	157,055	10,356,207
Express Scripts Holding Co.(2)	5	345
HCA Healthcare, Inc.	165,025	16,007,425
Henry Schein, Inc.(2)	26,346	1,770,715
Humana, Inc.	482	129,576
McKesson Corp.	6,776	954,535
UnitedHealth Group, Inc.	79,901	17,098,814

		$69,180,663

Health Care Technology — 0.2%
Cerner Corp.(2)	17,440	$1,011,520
Cotiviti Holdings, Inc.(2)	863,310	29,732,396

		$30,743,916

6

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.6%
Carnival Corp.	20,648	$1,354,096
Chipotle Mexican Grill, Inc.(2)	121,117	39,134,114
Choice Hotels International, Inc.	30,002	2,404,660
Darden Restaurants, Inc.	20,400	1,739,100
Domino’s Pizza, Inc.	148	34,567
Hilton Worldwide Holdings, Inc.	63,110	4,970,544
Marriott International, Inc., Class A	1,893,549	257,484,793
McDonald’s Corp.	25,173	3,936,554
MGM Resorts International(3)	50,000	1,751,000
Starbucks Corp.	3,793,418	219,600,968
Texas Roadhouse, Inc.	398,116	23,003,142
Yum China Holdings, Inc.	360,498	14,960,667
Yum! Brands, Inc.	290,587	24,737,671

		$595,111,876

Household Durables — 0.1%
D.R. Horton, Inc.	5,956	$261,111
Lennar Corp., Class A	4,389	258,688
Lennar Corp., Class B	21	1,001
Mohawk Industries, Inc.(2)	2,820	654,860
Newell Brands, Inc.	350,091	8,920,319
PulteGroup, Inc.	29,551	871,459
Tempur Sealy International, Inc.(2)	135,025	6,115,282
Toll Brothers, Inc.	2,223	96,145
Whirlpool Corp.	1,391	212,976

		$17,391,841

Household Products — 1.4%
Church & Dwight Co., Inc.	1,120	$56,403
Clorox Co. (The)	1,340	178,368
Colgate-Palmolive Co.	1,331,909	95,471,237
Energizer Holdings, Inc.	9,500	566,010
Kimberly-Clark Corp.	34,308	3,778,340
Procter & Gamble Co. (The)	1,640,140	130,030,299

		$230,080,657

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$19,670

		$19,670

Industrial Conglomerates — 1.7%
3M Co.	666,412	$146,290,762
Carlisle Cos., Inc.	49,148	5,131,543
General Electric Co.	5,451,105	73,480,895
Honeywell International, Inc.	364,583	52,685,889
Roper Technologies, Inc.	20,247	5,683,131

		$283,272,220

Insurance — 1.3%
Aegon NV ADR	5	$34
Aflac, Inc.	546,512	23,915,365
Aflac, Inc.(3)	50,000	2,188,000
Alleghany Corp.	3,985	2,448,543
Allstate Corp. (The)	6,403	607,004
American International Group, Inc.	159,867	8,699,962
Aon PLC	99,487	13,961,011

7

Security	Shares	Value
Arch Capital Group, Ltd.(2)	13,000	$1,112,670
Arthur J. Gallagher & Co.	374,352	25,729,213
Assurant, Inc.	10,300	941,523
Brighthouse Financial, Inc.(2)	936	48,110
Chubb, Ltd.	7,710	1,054,497
Cincinnati Financial Corp.	142,557	10,586,283
Hartford Financial Services Group, Inc.	32,187	1,658,274
Markel Corp.(2)	6,362	7,445,131
Marsh & McLennan Cos., Inc.	84,699	6,995,290
MetLife, Inc.	16,661	764,573
Progressive Corp.	1,239,244	75,507,137
Prudential Financial, Inc.	18,767	1,943,323
Reinsurance Group of America, Inc.	6,425	989,450
Torchmark Corp.	101,853	8,572,967
Travelers Companies, Inc. (The)	99,869	13,867,809
Trisura Group, Ltd.(2)	124	2,486
Willis Towers Watson PLC	104	15,828
WR Berkley Corp.	1,500	109,050

		$209,163,533

Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.(2)	350,534	$507,341,879
Booking Holdings, Inc.(2)	49,675	103,343,373
Ctrip.com International, Ltd. ADR(2)	5,200	242,424
Expedia Group, Inc.	2,670	294,795
Liberty Interactive Corp.	97,587	2,456,265
Netflix, Inc.(2)	126,516	37,366,501
Wayfair, Inc., Class A(2)	39,272	2,652,038

		$653,697,275

Internet Software & Services — 7.9%
2U, Inc.(2)	37,324	$3,136,336
Akamai Technologies, Inc.(2)	225,000	15,970,500
Alibaba Group Holding, Ltd. ADR(2)	208,381	38,246,249
Alphabet, Inc., Class A(2)	289,588	300,343,298
Alphabet, Inc., Class C(2)	354,702	365,977,977
Altaba, Inc.(2)	144,071	10,667,017
Baidu, Inc. ADR(2)	72,500	16,181,275
Box, Inc.(2)	176,143	3,619,739
Cars.com, Inc.(2)	400	11,332
eBay, Inc.(2)	1,329,494	53,498,838
Envestnet, Inc.(3)	40,000	2,290,052
Facebook, Inc., Class A(2)	2,836,260	453,205,985
IAC/InterActiveCorp(2)	4,215	659,142
LogMeIn, Inc.	1,026	118,554
Okta, Inc.(2)	86,309	3,439,414
Pandora Media, Inc.(2)	37,000	186,110
Shopify, Inc., Class A(2)	6,694	834,005
Twitter, Inc.(2)	614,278	17,820,205
VeriSign, Inc.(2)	19,493	2,311,090
Yelp, Inc.(2)	145,608	6,079,134

		$1,294,596,252

8

Security	Shares	Value
IT Services — 2.4%
Accenture PLC, Class A	585,685	$89,902,647
Alliance Data Systems Corp.	686	146,022
Automatic Data Processing, Inc.	144,820	16,434,174
Broadridge Financial Solutions, Inc.	20,205	2,216,286
Cognizant Technology Solutions Corp., Class A	5,578	449,029
Fidelity National Information Services, Inc.	82,344	7,929,727
Fiserv, Inc.(2)	420,056	29,954,193
International Business Machines Corp.	432,676	66,385,479
MasterCard, Inc., Class A	61,581	10,786,528
Paychex, Inc.	707,373	43,567,103
PayPal Holdings, Inc.(2)	159,096	12,070,614
Sabre Corp.	157,290	3,373,871
Square, Inc., Class A(2)	204,040	10,038,768
Total System Services, Inc.	5	431
Visa, Inc., Class A	844,463	101,014,664
Western Union Co.	82,244	1,581,552

		$395,851,088

Leisure Products — 0.0%(1)
Hasbro, Inc.	619	$52,181
Mattel, Inc.	337,206	4,434,259
Polaris Industries, Inc.	20,015	2,292,118

		$6,778,558

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	651,639	$43,594,649
Illumina, Inc.(2)	25,250	5,969,605
IQVIA Holdings, Inc.(2)	24,800	2,433,128
Thermo Fisher Scientific, Inc.	38,476	7,943,755

		$59,941,137

Machinery — 1.8%
Caterpillar, Inc.	240,744	$35,480,851
Cummins, Inc.	150	24,313
Deere & Co.	180,692	28,065,081
Donaldson Co., Inc.	138,864	6,255,823
Dover Corp.	343,400	33,728,748
Fortive Corp.	28,046	2,174,126
Illinois Tool Works, Inc.	1,057,521	165,671,240
Ingersoll-Rand PLC	6,080	519,901
Lincoln Electric Holdings, Inc.	53,660	4,826,717
Manitowoc Co., Inc. (The)(2)	11,435	325,440
Middleby Corp.(2)	2,000	247,580
PACCAR, Inc.	186,094	12,313,840
Parker-Hannifin Corp.	18,857	3,225,113
Pentair PLC	4	272
Snap-on, Inc.	15,151	2,235,379
Stanley Black & Decker, Inc.	288	44,122
WABCO Holdings, Inc.(2)	3,080	412,320
Welbilt, Inc.(2)	45,741	889,662
Westinghouse Air Brake Technologies Corp.	14,082	1,146,275

		$297,586,803

9

Security	Shares	Value
Media — 2.4%
CBS Corp., Class B	489,119	$25,135,825
Comcast Corp., Class A	3,339,463	114,109,451
Discovery Inc., Class A(2)	6,930	148,510
Discovery Inc., Class C(2)	207	4,041
Liberty Braves Group, Series A(2)	1,236	28,094
Liberty Braves Group, Series C(2)	2,473	56,434
Liberty Broadband Corp., Series A(2)	3,091	262,117
Liberty Broadband Corp., Series C(2)	6,183	529,821
Liberty Formula One, Series A(2)	3,091	90,535
Liberty Formula One, Series C(2)	6,183	190,746
Liberty Global PLC, Class A(2)	8,854	277,219
Liberty Global PLC, Class C(2)	27,614	840,294
Liberty Latin America Ltd., Class A(2)	1,546	30,070
Liberty Latin America Ltd., Class C(2)	4,825	92,109
Liberty SiriusXM Group, Series A(2)	12,367	508,284
Liberty SiriusXM Group, Series C(2)	24,734	1,010,384
Live Nation Entertainment, Inc.(2)	1,800	75,852
News Corp., Class A	24	379
Omnicom Group, Inc.	144,943	10,533,008
TEGNA, Inc.	1,201	13,679
Time Warner, Inc.	5,542	524,162
Twenty-First Century Fox, Inc., Class A	16,333	599,258
Viacom, Inc., Class B	412,909	12,824,954
Walt Disney Co. (The)	2,222,758	223,253,813

		$391,139,039

Metals & Mining — 0.2%
Alcoa Corp.(2)	5,862	$263,556
Cleveland-Cliffs, Inc.(2)	527,743	3,667,814
Freeport-McMoRan, Inc.(2)	39,818	699,602
Glencore PLC	598,405	2,973,613
Lonmin PLC(2)	64	52
Nucor Corp.	235,636	14,395,003
Southern Copper Corp.	12,126	656,987
Steel Dynamics, Inc.	182,124	8,053,523

		$30,710,150

Multi-Utilities — 0.1%
Consolidated Edison, Inc.	29,840	$2,325,730
Dominion Energy, Inc.	4,493	302,963
DTE Energy Co.	52,668	5,498,539
Sempra Energy	3,787	421,190
WEC Energy Group, Inc.	6,981	437,709

		$8,986,131

Multiline Retail — 0.1%
Dollar Tree, Inc.(2)	142,658	$13,538,244
Nordstrom, Inc.	6,234	301,788
Target Corp.	36,405	2,527,599

		$16,367,631

Oil, Gas & Consumable Fuels — 4.7%
Anadarko Petroleum Corp.	800,521	$48,359,474
Antero Resources Corp.(2)	1,715,744	34,057,518
Apache Corp.	175,832	6,766,015

10

Security	Shares	Value
California Resources Corp.(2)	275	$4,716
Cheniere Energy, Inc.(2)	642,305	34,331,202
Chesapeake Energy Corp.(2)	288	870
Chevron Corp.	846,650	96,551,966
Concho Resources, Inc.(2)	40,000	6,013,200
ConocoPhillips	305,809	18,131,416
Devon Energy Corp.	1,380,333	43,880,786
EOG Resources, Inc.	1,555,738	163,772,539
EQT Corp.	180,474	8,574,320
Exxon Mobil Corp.	3,201,588	238,870,481
Hess Corp.	64,190	3,249,298
Kinder Morgan, Inc.	50,432	759,506
Marathon Oil Corp.	123,481	1,991,749
Marathon Petroleum Corp.	160,826	11,757,989
Murphy Oil Corp.	145,312	3,754,862
Occidental Petroleum Corp.	20,916	1,358,703
Phillips 66	192,860	18,499,131
Pioneer Natural Resources Co.	14,430	2,478,785
Range Resources Corp.	669,731	9,737,889
Royal Dutch Shell PLC, Class A ADR	63,723	4,066,165
Southwestern Energy Co.(2)	730	3,161
Valero Energy Corp.	8,417	780,845
Williams Cos., Inc. (The)	56,025	1,392,782
WPX Energy, Inc.(2)	666	9,843

		$759,155,211

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	37,956	$5,682,772
Unilever NV - NY Shares	19,032	1,073,215
Unilever PLC ADR	17,508	972,744

		$7,728,731

Pharmaceuticals — 5.2%
Allergan PLC	214,839	$36,155,255
AstraZeneca PLC ADR	870	30,424
Bristol-Myers Squibb Co.	2,047,132	129,481,099
Catalent, Inc.(2)	45,943	1,886,419
Eli Lilly & Co.	1,670,353	129,235,212
GlaxoSmithKline PLC ADR	1,468	57,355
Johnson & Johnson	2,161,421	276,986,101
Johnson & Johnson(3)	14,035	1,797,686
Mallinckrodt PLC(2)	6	87
Merck & Co., Inc.	1,373,600	74,819,992
Novartis AG ADR	114,146	9,228,704
Novo Nordisk A/S ADR	1,271,336	62,613,298
Pfizer, Inc.	1,724,732	61,210,739
Roche Holding AG ADR	35,808	1,025,004
Sanofi ADR	5,100	204,408
Teva Pharmaceutical Industries, Ltd. ADR	1,676,992	28,659,793
Zoetis, Inc.	477,369	39,865,085

		$853,256,661

Professional Services — 0.2%
Equifax, Inc.	12,654	$1,490,768
Nielsen Holdings PLC	72,356	2,300,197

11

Security	Shares	Value
On Assignment, Inc.	150,312	$12,307,547
On Assignment, Inc.(3)	19,913	1,630,476
Verisk Analytics, Inc.(2)	97,537	10,143,848

		$27,872,836

Road & Rail — 0.7%
Canadian National Railway Co.	403,231	$29,488,283
Canadian Pacific Railway, Ltd.	750	132,375
CSX Corp.	82,515	4,596,911
CSX Corp.(3)	19,071	1,061,542
Kansas City Southern	7,000	768,950
Norfolk Southern Corp.	211,069	28,658,949
Union Pacific Corp.	316,347	42,526,527

		$107,233,537

Semiconductors & Semiconductor Equipment — 5.6%
Analog Devices, Inc.	631,711	$57,567,824
Applied Materials, Inc.	100,000	5,561,000
ASML Holding NV - NY Shares	3,622	719,184
Broadcom, Inc.	76,737	18,083,074
Cypress Semiconductor Corp.	107,346	1,820,588
Intel Corp.	6,647,662	346,210,237
Lam Research Corp.	33,350	6,775,386
Lam Research Corp.(3)	10,000	2,029,873
Marvell Technology Group, Ltd.	95,391	2,003,211
Microchip Technology, Inc.	367,513	33,575,988
Microchip Technology, Inc.(3)	5,600	511,360
Micron Technology, Inc.(2)	164,484	8,576,196
NVIDIA Corp.	505,936	117,169,718
NVIDIA Corp.(3)	100,000	23,159,000
NVIDIA Corp.(3)	109,020	25,247,942
QUALCOMM, Inc.	2,702,035	149,719,759
Texas Instruments, Inc.	1,045,847	108,653,045
Versum Materials, Inc.	1,129	42,484
Xilinx, Inc.	104,186	7,526,397

		$914,952,266

Software — 4.8%
Activision Blizzard, Inc.	218,092	$14,712,486
Adobe Systems, Inc.(2)	494,311	106,810,721
Autodesk, Inc.(2)	5,071	636,816
Cadence Design Systems, Inc.(2)	506,300	18,616,651
CDK Global, Inc.	3	190
Check Point Software Technologies, Ltd.(2)	150,000	14,901,000
Citrix Systems, Inc.(2)	5,976	554,573
Dell Technologies, Inc., Class V(2)	156	11,421
Electronic Arts, Inc.(2)	8,000	969,920
FireEye, Inc.(2)	82,732	1,400,653
Fortinet, Inc.(2)	20,000	1,071,600
Intuit, Inc.	39,851	6,908,171
Manhattan Associates, Inc.(2)	56,873	2,381,841
Microsoft Corp.	3,549,330	323,947,349
Oracle Corp.	2,916,241	133,418,026
Paycom Software, Inc.(2)	547,805	58,828,779
Red Hat, Inc.(2)	1,050	156,985
salesforce.com, inc.(2)	98,321	11,434,732

12

Security	Shares	Value
ServiceNow, Inc.(2)	169,856	$28,102,675
Splunk, Inc.(2)	296,845	29,206,580
Symantec Corp.	72,900	1,884,465
Synopsys, Inc.(2)	5,660	471,138
Tableau Software, Inc., Class A(2)	13,699	1,107,153
Ultimate Software Group, Inc. (The)(2)	31,671	7,718,223
Workday, Inc., Class A(2)	121,726	15,472,592

		$780,724,740

Specialty Retail — 1.9%
Advance Auto Parts, Inc.	78,893	$9,352,765
AutoNation, Inc.(2)	5,972	279,370
AutoZone, Inc.(2)	2,280	1,479,013
Bed Bath & Beyond, Inc.	22,000	461,780
Best Buy Co., Inc.	252,086	17,643,499
Dick’s Sporting Goods, Inc.	35,000	1,226,750
Gap, Inc. (The)	89,138	2,781,106
GNC Holdings, Inc., Class A(2)	900	3,474
Home Depot, Inc. (The)	37,875	6,750,840
L Brands, Inc.	160,031	6,114,784
Lowe’s Cos., Inc.	879,447	77,171,474
O’Reilly Automotive, Inc.(2)	70,257	17,380,177
Ross Stores, Inc.	249,354	19,444,625
Signet Jewelers, Ltd.	65,986	2,541,781
Tiffany & Co.	12,445	1,215,379
TJX Cos., Inc. (The)	1,433,854	116,945,132
Tractor Supply Co.	237,832	14,988,173
Ulta Beauty, Inc.(2)	78,652	16,066,244

		$311,846,366

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	3,013,791	$505,653,854
NetApp, Inc.	489,967	30,226,064
Pure Storage, Inc.(3)	300,000	5,979,913

		$541,859,831

Textiles, Apparel & Luxury Goods — 1.5%
Hanesbrands, Inc.	221,909	$4,087,564
Luxottica Group SpA ADR	20,606	1,281,693
NIKE, Inc., Class B	3,419,588	227,197,427
VF Corp.	68,755	5,096,120

		$237,662,804

Thrifts & Mortgage Finance — 0.0%(1)
Essent Group, Ltd.(2)	48,156	$2,049,519

		$2,049,519

Tobacco — 0.5%
Altria Group, Inc.	353,328	$22,019,401
Altria Group, Inc.(3)	32,000	1,994,240
British American Tobacco PLC ADR	3,399	196,088
Philip Morris International, Inc.	606,449	60,281,031

		$84,490,760

13

Security	Shares	Value
Trading Companies & Distributors — 0.0%(1)
Fastenal Co.	10,178	$555,617
United Rentals, Inc.(2)	2,000	345,460
W.W. Grainger, Inc.	2,791	787,816

		$1,688,893

Wireless Telecommunication Services — 0.0%(1)
America Movil SAB de CV, ADR Series L	270,852	$5,170,565
Sprint Corp.(2)	1	5
Vodafone Group PLC ADR	38,389	1,067,982

		$6,238,552

Total Common Stocks (identified cost $8,643,809,222)		$16,115,170,845

Rights — 0.0%(1)

Security	Shares	Value
Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$2,951

Total Rights (identified cost $16,441)		$2,951

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(4)	$214,902,708	$214,859,728

Total Short-Term Investments (identified cost $214,925,033)		$214,859,728

Total Investments — 99.9% (identified cost $8,858,750,696)		$16,330,033,524

Other Assets, Less Liabilities — 0.1%		$17,580,664

Net Assets — 100.0%		$16,347,614,188

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $829,634.

14

Abbreviations:

ADR	-	American Depositary Receipt

At March 31, 2018, the Portfolio owned the following securities (representing 0.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Aflac, Inc.	9/21/17	9/21/18	50,000	$2,095,902	$2,188,000
Alexion Pharmaceuticals, Inc.	6/22/17	6/22/18	81,001	10,000,093	9,028,371
Altria Group, Inc.	9/21/17	9/21/18	32,000	1,957,081	1,994,240
Arista Networks, Inc.	12/19/17	12/19/18	127,576	30,000,085	32,553,868
BB&T Corp.	9/21/17	9/21/18	22,314	1,000,005	1,161,221
CSX Corp.	3/22/18	3/22/19	19,071	1,084,218	1,061,542
Envestnet, Inc.	3/22/18	3/22/19	40,000	2,387,969	2,290,052
Frank’s International NV	6/22/17	6/22/18	1,500,000	11,482,860	8,145,000
Johnson & Johnson	12/19/17	12/19/18	14,035	1,988,173	1,797,686
Lam Research Corp.	3/22/18	3/22/19	10,000	2,240,894	2,029,873
MGM Resorts International	9/21/17	9/21/18	50,000	1,652,346	1,751,000
Microchip Technology, Inc.	12/19/17	12/19/18	5,600	497,734	511,360
NVIDIA Corp.	6/22/17	6/22/18	109,020	17,362,818	25,247,942
NVIDIA Corp.	9/21/17	9/21/18	100,000	18,565,416	23,159,000
On Assignment, Inc.	6/22/17	6/22/18	19,913	1,075,039	1,630,476
Pure Storage, Inc.	3/22/18	3/22/19	300,000	5,997,897	5,979,913
Ross Stores, Inc.	3/22/18	3/22/19	40,000	3,093,768	3,116,549

Total Restricted Securities				$112,482,298	$123,646,093

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

At March 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$2,327,267,441	$—		$—	$2,327,267,441
Consumer Staples	1,284,809,425	88,395,890		—	1,373,205,315
Energy	890,405,381	—		—	890,405,381
Financials	2,956,873,598	30,227,517		—	2,987,101,115
Health Care	2,019,800,602	1,797,686		—	2,021,598,288
Industrials	1,816,807,445	—		—	1,816,807,445
Information Technology	4,279,046,812	44,426,608		—	4,323,473,420
Materials	271,500,505	2,973,665		—	274,474,170
Real Estate	9,017,100	—		—	9,017,100
Telecommunication Services	55,095,664	—		—	55,095,664
Utilities	36,725,506	—		—	36,725,506
Total Common Stocks	$15,947,349,479	$167,821,366	*	$—	$16,115,170,845
Rights	$2,951	$—		$—	$2,951
Short-Term Investments	—	214,859,728		—	214,859,728
Total Investments	$15,947,352,430	$382,681,094		$—	$16,330,033,524

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2017 whose fair value was determined using Level 3 inputs. At March 31, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

16

Eaton Vance

Tax-Managed Growth Fund 1.2

March 31, 2018 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2018, the value of the Fund’s investment in the Portfolio was $776,091,911 and the Fund owned 4.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 3.2%
Arconic, Inc.	4	$92
Boeing Co. (The)	1,035,047	339,371,210
General Dynamics Corp.	115,628	25,542,225
Huntington Ingalls Industries, Inc.	539	138,933
Lockheed Martin Corp.	55,187	18,649,343
Northrop Grumman Corp.	35,008	12,221,993
Raytheon Co.	67,943	14,663,458
Rockwell Collins, Inc.	12,850	1,732,823
United Technologies Corp.	913,855	114,981,236

		$527,301,313

Air Freight & Logistics — 2.0%
C.H. Robinson Worldwide, Inc.	810,780	$75,978,194
Expeditors International of Washington, Inc.	1,300	82,290
FedEx Corp.	302,343	72,595,577
United Parcel Service, Inc., Class B	1,692,868	177,175,565

		$325,831,626

Airlines — 0.0%(1)
American Airlines Group, Inc.	53,294	$2,769,157
Delta Air Lines, Inc.	47,773	2,618,438
Southwest Airlines Co.	27,165	1,556,011

		$6,943,606

Auto Components — 0.3%
Adient PLC	15,055	$899,687
Aptiv PLC	228,000	19,373,160
BorgWarner, Inc.	2,800	140,644
Delphi Technologies PLC	76,000	3,621,400
Gentex Corp.	1,007,223	23,186,273

		$47,221,164

Automobiles — 0.1%
Daimler AG	38,000	$3,223,540
Ford Motor Co.	1,212,587	13,435,464
General Motors Co.	73,598	2,674,551
Harley-Davidson, Inc.	20,162	864,546
Tesla, Inc.(2)	7,397	1,968,564
Toyota Motor Corp. ADR	5,000	651,850

		$22,818,515

Banks — 6.9%
Bank of America Corp.	2,457,457	$73,699,135
Bank of Montreal	4	302
BB&T Corp.	1,325,045	68,955,342
BB&T Corp.(3)	22,314	1,161,221
CIT Group, Inc.	66,161	3,407,292
Citigroup, Inc.	858,960	57,979,800

Security	Shares	Value
Commerce Bancshares, Inc.	43,483	$2,605,067
CVB Financial Corp.	152,000	3,441,280
Fifth Third Bancorp	1,152,417	36,589,240
HSBC Holdings PLC	220,592	2,085,135
HSBC Holdings PLC ADR	424	20,212
Huntington Bancshares, Inc.	143,117	2,161,067
ING Groep NV ADR	131,742	2,230,392
JPMorgan Chase & Co.	3,447,330	379,102,880
KeyCorp	111,718	2,184,087
M&T Bank Corp.	247,904	45,703,581
PNC Financial Services Group, Inc. (The)	78,626	11,891,396
Regions Financial Corp.	714,736	13,279,795
Societe Generale SA	460,793	25,025,833
SunTrust Banks, Inc.	447,497	30,447,696
SVB Financial Group(2)	12,233	2,936,042
Synovus Financial Corp.	1,565	78,156
Toronto-Dominion Bank (The)	30,213	1,717,609
U.S. Bancorp	1,748,980	88,323,490
Wells Fargo & Co.	5,245,812	274,933,007

		$1,129,959,057

Beverages — 2.1%
Anheuser-Busch InBev SA/NV ADR	15,387	$1,691,647
Boston Beer Co., Inc. (The), Class A(2)	4,730	894,206
Brown-Forman Corp., Class A	750	39,997
Brown-Forman Corp., Class B	5,528	300,723
Coca-Cola Co. (The)	2,803,138	121,740,283
Constellation Brands, Inc., Class A	9,629	2,194,642
Diageo PLC ADR	2,940	398,135
Dr Pepper Snapple Group, Inc.	2,700	319,626
Molson Coors Brewing Co., Class B	186,000	14,011,380
Monster Beverage Corp.(2)	135,851	7,772,036
PepsiCo, Inc.	1,793,204	195,728,217

		$345,090,892

Biotechnology — 4.2%
AbbVie, Inc.	2,234,507	$211,496,088
Agios Pharmaceuticals, Inc.(2)	54,880	4,488,086
Alexion Pharmaceuticals, Inc.(2)	678,764	75,655,036
Alexion Pharmaceuticals, Inc.(2)(3)	81,001	9,028,371
Alkermes PLC(2)	5,000	289,800
Alnylam Pharmaceuticals, Inc.(2)	5,000	595,500
Amgen, Inc.	771,112	131,459,174
Biogen, Inc.(2)	141,716	38,804,675
Celgene Corp.(2)	886,087	79,047,821
Gilead Sciences, Inc.	1,161,439	87,560,886
Incyte Corp.(2)	76,572	6,380,745
Neurocrine Biosciences, Inc.(2)	20,000	1,658,600
Regeneron Pharmaceuticals, Inc.(2)	18,129	6,242,902
Shire PLC ADR	6,338	946,834
Vertex Pharmaceuticals, Inc.(2)	234,000	38,137,320

		$691,791,838

Building Products — 0.3%
A.O. Smith Corp.	27,845	$1,770,664
Fortune Brands Home & Security, Inc.	1,723	101,467

Security	Shares	Value
Johnson Controls International PLC	309,402	$10,903,327
Lennox International, Inc.	168,620	34,460,869
Masco Corp.	25,000	1,011,000

		$48,247,327

Capital Markets — 6.0%
Affiliated Managers Group, Inc.	36,716	$6,960,619
Ameriprise Financial, Inc.	212,343	31,414,023
Bank of New York Mellon Corp. (The)	472,609	24,353,542
BlackRock, Inc.	10,721	5,807,780
Brookfield Asset Management, Inc., Class A	89,070	3,473,730
Cboe Global Markets, Inc.	215,414	24,578,737
Charles Schwab Corp. (The)	3,778,235	197,299,432
CME Group, Inc.	177,716	28,743,786
E*TRADE Financial Corp.(2)	4,593	254,498
Franklin Resources, Inc.	211,191	7,324,104
Goldman Sachs Group, Inc. (The)	665,578	167,632,475
Intercontinental Exchange, Inc.	116,086	8,418,557
Invesco, Ltd.	4,040	129,320
Legg Mason, Inc.	122,902	4,995,966
LPL Financial Holdings, Inc.	206,073	12,584,878
Moody’s Corp.	189,295	30,533,284
Morgan Stanley	2,353,049	126,970,524
Nasdaq, Inc.	71,203	6,139,123
Northern Trust Corp.	711,598	73,387,102
Ross Stores, Inc.(3)	40,000	3,116,549
S&P Global, Inc.	215,531	41,179,353
SEI Investments Co.	150,000	11,236,500
State Street Corp.	970,084	96,746,477
Stifel Financial Corp.	112,796	6,680,907
T. Rowe Price Group, Inc.	544,472	58,786,642
UBS Group AG	9	159
Waddell & Reed Financial, Inc., Class A	8,833	178,515

		$978,926,582

Chemicals — 1.4%
AdvanSix, Inc.(2)	1,768	$61,491
Air Products and Chemicals, Inc.	7,915	1,258,723
Albemarle Corp.	90,157	8,361,160
Balchem Corp.	17,292	1,413,621
Chemours Co. (The)	151	7,355
DowDuPont, Inc.	1,200,927	76,511,059
Eastman Chemical Co.	1,950	205,881
Ecolab, Inc.	564,891	77,429,610
International Flavors & Fragrances, Inc.	5,000	684,550
LyondellBasell Industries NV, Class A	4,274	451,676
Monsanto Co.	6,741	786,607
NewMarket Corp.	12,227	4,911,341
PPG Industries, Inc.	375,957	41,956,801
Praxair, Inc.	6,143	886,435
Sherwin-Williams Co. (The)	28,213	11,062,882
Valvoline, Inc.	68,886	1,524,447
Westlake Chemical Corp.	1,000	111,150

		$227,624,789

Security	Shares	Value
Commercial Services & Supplies — 0.1%
Copart, Inc.(2)	3,800	$193,534
Pitney Bowes, Inc.	14,270	155,401
Stericycle, Inc.(2)	13,300	778,449
Waste Management, Inc.	109,569	9,216,944

		$10,344,328

Communications Equipment — 2.1%
Arista Networks, Inc.(2)	650,020	$165,950,106
Arista Networks, Inc.(2)(3)	127,576	32,553,868
Cisco Systems, Inc.	2,419,432	103,769,438
Juniper Networks, Inc.	285,300	6,941,349
Motorola Solutions, Inc.	37,773	3,977,497
Nokia Oyj ADR	192	1,050
Palo Alto Networks, Inc.(2)	140,438	25,492,306

		$338,685,614

Construction & Engineering — 0.0%(1)
Fluor Corp.	2,400	$137,328
Jacobs Engineering Group, Inc.	56,851	3,362,737

		$3,500,065

Construction Materials — 0.0%(1)
Vulcan Materials Co.	57,535	$6,568,771

		$6,568,771

Consumer Finance — 1.6%
American Express Co.	1,018,963	$95,048,869
Capital One Financial Corp.	130,994	12,551,845
Discover Financial Services	1,214,688	87,372,508
LendingClub Corp.(2)	79,691	278,918
Navient Corp.	10,200	133,824
SLM Corp.(2)	10,200	114,342
Synchrony Financial	1,701,521	57,051,999

		$252,552,305

Containers & Packaging — 0.1%
AptarGroup, Inc.	27,180	$2,441,579
Avery Dennison Corp.	2,250	239,063
Ball Corp.	25,288	1,004,186
Crown Holdings, Inc.(2)	13,787	699,690
International Paper Co.	42,000	2,244,060
Packaging Corp. of America	3,725	419,808
WestRock Co.	39,303	2,522,074

		$9,570,460

Distributors — 0.2%
Genuine Parts Co.	201,037	$18,061,164
LKQ Corp.(2)	224,518	8,520,458

		$26,581,622

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	25,610	$650,750

		$650,750

Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class A(2)	453	$135,492,300
Berkshire Hathaway, Inc., Class B(2)	1,398,425	278,957,819

		$414,450,119

Security	Shares	Value
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	647,725	$23,091,396
CenturyLink, Inc.	5,086	83,563
Frontier Communications Corp.	894	6,634
Verizon Communications, Inc.	536,799	25,669,728
Windstream Holdings, Inc.	4,107	5,791

		$48,857,112

Electric Utilities — 0.2%
Duke Energy Corp.	31,500	$2,440,305
Exelon Corp.	8,420	328,464
NextEra Energy, Inc.	124,160	20,279,053
Southern Co. (The)	104,610	4,671,883

		$27,719,705

Electrical Equipment — 1.1%
Acuity Brands, Inc.	11,121	$1,547,932
AMETEK, Inc.	68,596	5,211,238
Eaton Corp. PLC	124,464	9,945,918
Emerson Electric Co.	2,055,113	140,364,218
Hubbell, Inc.	1,978	240,881
Rockwell Automation, Inc.	119,037	20,736,246

		$178,046,433

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	10,986	$946,224
CDW Corp.	142,695	10,032,885
Corning, Inc.	1,540,029	42,936,009
Keysight Technologies, Inc.(2)	2,442	127,936
Knowles Corp.(2)	8,001	100,733
TE Connectivity, Ltd.	15,999	1,598,300

		$55,742,087

Energy Equipment & Services — 0.8%
Frank’s International NV(3)	1,500,000	$8,145,000
Halliburton Co.	951,376	44,657,590
National Oilwell Varco, Inc.	5,061	186,295
Schlumberger, Ltd.	1,207,668	78,232,733
Transocean, Ltd.(2)	2,884	28,552

		$131,250,170

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	32,841	$4,773,111
Host Hotels & Resorts, Inc.	8,720	162,541
ProLogis, Inc.	2,000	125,980
Public Storage	49	9,819
Simon Property Group, Inc.	25,563	3,945,649

		$9,017,100

Food & Staples Retailing — 2.7%
Costco Wholesale Corp.	882,327	$166,256,877
CVS Health Corp.	1,250,568	77,797,835
Kroger Co. (The)	145,541	3,484,252
Sprouts Farmers Market, Inc.(2)	1,554,670	36,488,105
Sysco Corp.	439,541	26,354,878
Walgreens Boots Alliance, Inc.	577,289	37,795,111
Walmart, Inc.	1,114,924	99,194,788

		$447,371,846

Security	Shares	Value
Food Products — 1.6%
Archer-Daniels-Midland Co.	287,729	$12,478,807
Campbell Soup Co.	755,494	32,720,445
Conagra Brands, Inc.	402,669	14,850,433
Flowers Foods, Inc.	261,924	5,725,659
General Mills, Inc.	16,787	756,422
Hain Celestial Group, Inc. (The)(2)	17,240	552,887
Hershey Co. (The)	541,784	53,614,945
Hormel Foods Corp.	145,646	4,998,571
JM Smucker Co. (The)	18,967	2,352,098
Kellogg Co.	63,058	4,099,400
Kraft Heinz Co. (The)	39,541	2,463,009
Lamb Weston Holdings, Inc.	93,135	5,422,320
McCormick & Co., Inc.	51,769	5,507,704
Mondelez International, Inc., Class A	543,910	22,697,364
Nestle SA	1,118,348	88,395,890
Tyson Foods, Inc., Class A	24,682	1,806,475

		$258,442,429

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	1,798,840	$107,786,493
ABIOMED, Inc.(2)	53,089	15,448,368
Baxter International, Inc.	230,275	14,977,086
Becton, Dickinson and Co.	78,887	17,094,813
Boston Scientific Corp.(2)	34,020	929,427
Danaher Corp.	139,109	13,620,162
DexCom, Inc.(2)	94,962	7,042,382
Edwards Lifesciences Corp.(2)	5,200	725,504
Halyard Health, Inc.(2)	542	24,975
Hologic, Inc.(2)	154,947	5,788,820
Intuitive Surgical, Inc.(2)	74,858	30,903,628
Medtronic PLC	530,033	42,519,247
Stryker Corp.	271,234	43,646,975
Zimmer Biomet Holdings, Inc.	148,351	16,176,193

		$316,684,073

Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc.(2)	32,000	$1,253,760
Aetna, Inc.	18,766	3,171,454
Anthem, Inc.	62,773	13,791,228
Cardinal Health, Inc.	29,805	1,868,177
Centene Corp.(2)	12,164	1,299,967
Cigna Corp.	8,814	1,478,460
DaVita, Inc.(2)	157,055	10,356,207
Express Scripts Holding Co.(2)	5	345
HCA Healthcare, Inc.	165,025	16,007,425
Henry Schein, Inc.(2)	26,346	1,770,715
Humana, Inc.	482	129,576
McKesson Corp.	6,776	954,535
UnitedHealth Group, Inc.	79,901	17,098,814

		$69,180,663

Health Care Technology — 0.2%
Cerner Corp.(2)	17,440	$1,011,520
Cotiviti Holdings, Inc.(2)	863,310	29,732,396

		$30,743,916

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.6%
Carnival Corp.	20,648	$1,354,096
Chipotle Mexican Grill, Inc.(2)	121,117	39,134,114
Choice Hotels International, Inc.	30,002	2,404,660
Darden Restaurants, Inc.	20,400	1,739,100
Domino’s Pizza, Inc.	148	34,567
Hilton Worldwide Holdings, Inc.	63,110	4,970,544
Marriott International, Inc., Class A	1,893,549	257,484,793
McDonald’s Corp.	25,173	3,936,554
MGM Resorts International(3)	50,000	1,751,000
Starbucks Corp.	3,793,418	219,600,968
Texas Roadhouse, Inc.	398,116	23,003,142
Yum China Holdings, Inc.	360,498	14,960,667
Yum! Brands, Inc.	290,587	24,737,671

		$595,111,876

Household Durables — 0.1%
D.R. Horton, Inc.	5,956	$261,111
Lennar Corp., Class A	4,389	258,688
Lennar Corp., Class B	21	1,001
Mohawk Industries, Inc.(2)	2,820	654,860
Newell Brands, Inc.	350,091	8,920,319
PulteGroup, Inc.	29,551	871,459
Tempur Sealy International, Inc.(2)	135,025	6,115,282
Toll Brothers, Inc.	2,223	96,145
Whirlpool Corp.	1,391	212,976

		$17,391,841

Household Products — 1.4%
Church & Dwight Co., Inc.	1,120	$56,403
Clorox Co. (The)	1,340	178,368
Colgate-Palmolive Co.	1,331,909	95,471,237
Energizer Holdings, Inc.	9,500	566,010
Kimberly-Clark Corp.	34,308	3,778,340
Procter & Gamble Co. (The)	1,640,140	130,030,299

		$230,080,657

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$19,670

		$19,670

Industrial Conglomerates — 1.7%
3M Co.	666,412	$146,290,762
Carlisle Cos., Inc.	49,148	5,131,543
General Electric Co.	5,451,105	73,480,895
Honeywell International, Inc.	364,583	52,685,889
Roper Technologies, Inc.	20,247	5,683,131

		$283,272,220

Insurance — 1.3%
Aegon NV ADR	5	$34
Aflac, Inc.	546,512	23,915,365
Aflac, Inc.(3)	50,000	2,188,000
Alleghany Corp.	3,985	2,448,543
Allstate Corp. (The)	6,403	607,004
American International Group, Inc.	159,867	8,699,962
Aon PLC	99,487	13,961,011

Security	Shares	Value
Arch Capital Group, Ltd.(2)	13,000	$1,112,670
Arthur J. Gallagher & Co.	374,352	25,729,213
Assurant, Inc.	10,300	941,523
Brighthouse Financial, Inc.(2)	936	48,110
Chubb, Ltd.	7,710	1,054,497
Cincinnati Financial Corp.	142,557	10,586,283
Hartford Financial Services Group, Inc.	32,187	1,658,274
Markel Corp.(2)	6,362	7,445,131
Marsh & McLennan Cos., Inc.	84,699	6,995,290
MetLife, Inc.	16,661	764,573
Progressive Corp.	1,239,244	75,507,137
Prudential Financial, Inc.	18,767	1,943,323
Reinsurance Group of America, Inc.	6,425	989,450
Torchmark Corp.	101,853	8,572,967
Travelers Companies, Inc. (The)	99,869	13,867,809
Trisura Group, Ltd.(2)	124	2,486
Willis Towers Watson PLC	104	15,828
WR Berkley Corp.	1,500	109,050

		$209,163,533

Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.(2)	350,534	$507,341,879
Booking Holdings, Inc.(2)	49,675	103,343,373
Ctrip.com International, Ltd. ADR(2)	5,200	242,424
Expedia Group, Inc.	2,670	294,795
Liberty Interactive Corp.	97,587	2,456,265
Netflix, Inc.(2)	126,516	37,366,501
Wayfair, Inc., Class A(2)	39,272	2,652,038

		$653,697,275

Internet Software & Services — 7.9%
2U, Inc.(2)	37,324	$3,136,336
Akamai Technologies, Inc.(2)	225,000	15,970,500
Alibaba Group Holding, Ltd. ADR(2)	208,381	38,246,249
Alphabet, Inc., Class A(2)	289,588	300,343,298
Alphabet, Inc., Class C(2)	354,702	365,977,977
Altaba, Inc.(2)	144,071	10,667,017
Baidu, Inc. ADR(2)	72,500	16,181,275
Box, Inc.(2)	176,143	3,619,739
Cars.com, Inc.(2)	400	11,332
eBay, Inc.(2)	1,329,494	53,498,838
Envestnet, Inc.(3)	40,000	2,290,052
Facebook, Inc., Class A(2)	2,836,260	453,205,985
IAC/InterActiveCorp(2)	4,215	659,142
LogMeIn, Inc.	1,026	118,554
Okta, Inc.(2)	86,309	3,439,414
Pandora Media, Inc.(2)	37,000	186,110
Shopify, Inc., Class A(2)	6,694	834,005
Twitter, Inc.(2)	614,278	17,820,205
VeriSign, Inc.(2)	19,493	2,311,090
Yelp, Inc.(2)	145,608	6,079,134

		$1,294,596,252

Security	Shares	Value
IT Services — 2.4%
Accenture PLC, Class A	585,685	$89,902,647
Alliance Data Systems Corp.	686	146,022
Automatic Data Processing, Inc.	144,820	16,434,174
Broadridge Financial Solutions, Inc.	20,205	2,216,286
Cognizant Technology Solutions Corp., Class A	5,578	449,029
Fidelity National Information Services, Inc.	82,344	7,929,727
Fiserv, Inc.(2)	420,056	29,954,193
International Business Machines Corp.	432,676	66,385,479
MasterCard, Inc., Class A	61,581	10,786,528
Paychex, Inc.	707,373	43,567,103
PayPal Holdings, Inc.(2)	159,096	12,070,614
Sabre Corp.	157,290	3,373,871
Square, Inc., Class A(2)	204,040	10,038,768
Total System Services, Inc.	5	431
Visa, Inc., Class A	844,463	101,014,664
Western Union Co.	82,244	1,581,552

		$395,851,088

Leisure Products — 0.0%(1)
Hasbro, Inc.	619	$52,181
Mattel, Inc.	337,206	4,434,259
Polaris Industries, Inc.	20,015	2,292,118

		$6,778,558

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	651,639	$43,594,649
Illumina, Inc.(2)	25,250	5,969,605
IQVIA Holdings, Inc.(2)	24,800	2,433,128
Thermo Fisher Scientific, Inc.	38,476	7,943,755

		$59,941,137

Machinery — 1.8%
Caterpillar, Inc.	240,744	$35,480,851
Cummins, Inc.	150	24,313
Deere & Co.	180,692	28,065,081
Donaldson Co., Inc.	138,864	6,255,823
Dover Corp.	343,400	33,728,748
Fortive Corp.	28,046	2,174,126
Illinois Tool Works, Inc.	1,057,521	165,671,240
Ingersoll-Rand PLC	6,080	519,901
Lincoln Electric Holdings, Inc.	53,660	4,826,717
Manitowoc Co., Inc. (The)(2)	11,435	325,440
Middleby Corp.(2)	2,000	247,580
PACCAR, Inc.	186,094	12,313,840
Parker-Hannifin Corp.	18,857	3,225,113
Pentair PLC	4	272
Snap-on, Inc.	15,151	2,235,379
Stanley Black & Decker, Inc.	288	44,122
WABCO Holdings, Inc.(2)	3,080	412,320
Welbilt, Inc.(2)	45,741	889,662
Westinghouse Air Brake Technologies Corp.	14,082	1,146,275

		$297,586,803

Security	Shares	Value
Media — 2.4%
CBS Corp., Class B	489,119	$25,135,825
Comcast Corp., Class A	3,339,463	114,109,451
Discovery Inc., Class A(2)	6,930	148,510
Discovery Inc., Class C(2)	207	4,041
Liberty Braves Group, Series A(2)	1,236	28,094
Liberty Braves Group, Series C(2)	2,473	56,434
Liberty Broadband Corp., Series A(2)	3,091	262,117
Liberty Broadband Corp., Series C(2)	6,183	529,821
Liberty Formula One, Series A(2)	3,091	90,535
Liberty Formula One, Series C(2)	6,183	190,746
Liberty Global PLC, Class A(2)	8,854	277,219
Liberty Global PLC, Class C(2)	27,614	840,294
Liberty Latin America Ltd., Class A(2)	1,546	30,070
Liberty Latin America Ltd., Class C(2)	4,825	92,109
Liberty SiriusXM Group, Series A(2)	12,367	508,284
Liberty SiriusXM Group, Series C(2)	24,734	1,010,384
Live Nation Entertainment, Inc.(2)	1,800	75,852
News Corp., Class A	24	379
Omnicom Group, Inc.	144,943	10,533,008
TEGNA, Inc.	1,201	13,679
Time Warner, Inc.	5,542	524,162
Twenty-First Century Fox, Inc., Class A	16,333	599,258
Viacom, Inc., Class B	412,909	12,824,954
Walt Disney Co. (The)	2,222,758	223,253,813

		$391,139,039

Metals & Mining — 0.2%
Alcoa Corp.(2)	5,862	$263,556
Cleveland-Cliffs, Inc.(2)	527,743	3,667,814
Freeport-McMoRan, Inc.(2)	39,818	699,602
Glencore PLC	598,405	2,973,613
Lonmin PLC(2)	64	52
Nucor Corp.	235,636	14,395,003
Southern Copper Corp.	12,126	656,987
Steel Dynamics, Inc.	182,124	8,053,523

		$30,710,150

Multi-Utilities — 0.1%
Consolidated Edison, Inc.	29,840	$2,325,730
Dominion Energy, Inc.	4,493	302,963
DTE Energy Co.	52,668	5,498,539
Sempra Energy	3,787	421,190
WEC Energy Group, Inc.	6,981	437,709

		$8,986,131

Multiline Retail — 0.1%
Dollar Tree, Inc.(2)	142,658	$13,538,244
Nordstrom, Inc.	6,234	301,788
Target Corp.	36,405	2,527,599

		$16,367,631

Oil, Gas & Consumable Fuels — 4.7%
Anadarko Petroleum Corp.	800,521	$48,359,474
Antero Resources Corp.(2)	1,715,744	34,057,518
Apache Corp.	175,832	6,766,015

Security	Shares	Value
California Resources Corp.(2)	275	$4,716
Cheniere Energy, Inc.(2)	642,305	34,331,202
Chesapeake Energy Corp.(2)	288	870
Chevron Corp.	846,650	96,551,966
Concho Resources, Inc.(2)	40,000	6,013,200
ConocoPhillips	305,809	18,131,416
Devon Energy Corp.	1,380,333	43,880,786
EOG Resources, Inc.	1,555,738	163,772,539
EQT Corp.	180,474	8,574,320
Exxon Mobil Corp.	3,201,588	238,870,481
Hess Corp.	64,190	3,249,298
Kinder Morgan, Inc.	50,432	759,506
Marathon Oil Corp.	123,481	1,991,749
Marathon Petroleum Corp.	160,826	11,757,989
Murphy Oil Corp.	145,312	3,754,862
Occidental Petroleum Corp.	20,916	1,358,703
Phillips 66	192,860	18,499,131
Pioneer Natural Resources Co.	14,430	2,478,785
Range Resources Corp.	669,731	9,737,889
Royal Dutch Shell PLC, Class A ADR	63,723	4,066,165
Southwestern Energy Co.(2)	730	3,161
Valero Energy Corp.	8,417	780,845
Williams Cos., Inc. (The)	56,025	1,392,782
WPX Energy, Inc.(2)	666	9,843

		$759,155,211

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	37,956	$5,682,772
Unilever NV - NY Shares	19,032	1,073,215
Unilever PLC ADR	17,508	972,744

		$7,728,731

Pharmaceuticals — 5.2%
Allergan PLC	214,839	$36,155,255
AstraZeneca PLC ADR	870	30,424
Bristol-Myers Squibb Co.	2,047,132	129,481,099
Catalent, Inc.(2)	45,943	1,886,419
Eli Lilly & Co.	1,670,353	129,235,212
GlaxoSmithKline PLC ADR	1,468	57,355
Johnson & Johnson	2,161,421	276,986,101
Johnson & Johnson(3)	14,035	1,797,686
Mallinckrodt PLC(2)	6	87
Merck & Co., Inc.	1,373,600	74,819,992
Novartis AG ADR	114,146	9,228,704
Novo Nordisk A/S ADR	1,271,336	62,613,298
Pfizer, Inc.	1,724,732	61,210,739
Roche Holding AG ADR	35,808	1,025,004
Sanofi ADR	5,100	204,408
Teva Pharmaceutical Industries, Ltd. ADR	1,676,992	28,659,793
Zoetis, Inc.	477,369	39,865,085

		$853,256,661

Professional Services — 0.2%
Equifax, Inc.	12,654	$1,490,768
Nielsen Holdings PLC	72,356	2,300,197

Security	Shares	Value
On Assignment, Inc.	150,312	$12,307,547
On Assignment, Inc.(3)	19,913	1,630,476
Verisk Analytics, Inc.(2)	97,537	10,143,848

		$27,872,836

Road & Rail — 0.7%
Canadian National Railway Co.	403,231	$29,488,283
Canadian Pacific Railway, Ltd.	750	132,375
CSX Corp.	82,515	4,596,911
CSX Corp.(3)	19,071	1,061,542
Kansas City Southern	7,000	768,950
Norfolk Southern Corp.	211,069	28,658,949
Union Pacific Corp.	316,347	42,526,527

		$107,233,537

Semiconductors & Semiconductor Equipment — 5.6%
Analog Devices, Inc.	631,711	$57,567,824
Applied Materials, Inc.	100,000	5,561,000
ASML Holding NV - NY Shares	3,622	719,184
Broadcom, Inc.	76,737	18,083,074
Cypress Semiconductor Corp.	107,346	1,820,588
Intel Corp.	6,647,662	346,210,237
Lam Research Corp.	33,350	6,775,386
Lam Research Corp.(3)	10,000	2,029,873
Marvell Technology Group, Ltd.	95,391	2,003,211
Microchip Technology, Inc.	367,513	33,575,988
Microchip Technology, Inc.(3)	5,600	511,360
Micron Technology, Inc.(2)	164,484	8,576,196
NVIDIA Corp.	505,936	117,169,718
NVIDIA Corp.(3)	100,000	23,159,000
NVIDIA Corp.(3)	109,020	25,247,942
QUALCOMM, Inc.	2,702,035	149,719,759
Texas Instruments, Inc.	1,045,847	108,653,045
Versum Materials, Inc.	1,129	42,484
Xilinx, Inc.	104,186	7,526,397

		$914,952,266

Software — 4.8%
Activision Blizzard, Inc.	218,092	$14,712,486
Adobe Systems, Inc.(2)	494,311	106,810,721
Autodesk, Inc.(2)	5,071	636,816
Cadence Design Systems, Inc.(2)	506,300	18,616,651
CDK Global, Inc.	3	190
Check Point Software Technologies, Ltd.(2)	150,000	14,901,000
Citrix Systems, Inc.(2)	5,976	554,573
Dell Technologies, Inc., Class V(2)	156	11,421
Electronic Arts, Inc.(2)	8,000	969,920
FireEye, Inc.(2)	82,732	1,400,653
Fortinet, Inc.(2)	20,000	1,071,600
Intuit, Inc.	39,851	6,908,171
Manhattan Associates, Inc.(2)	56,873	2,381,841
Microsoft Corp.	3,549,330	323,947,349
Oracle Corp.	2,916,241	133,418,026
Paycom Software, Inc.(2)	547,805	58,828,779
Red Hat, Inc.(2)	1,050	156,985
salesforce.com, inc.(2)	98,321	11,434,732

Security	Shares	Value
ServiceNow, Inc.(2)	169,856	$28,102,675
Splunk, Inc.(2)	296,845	29,206,580
Symantec Corp.	72,900	1,884,465
Synopsys, Inc.(2)	5,660	471,138
Tableau Software, Inc., Class A(2)	13,699	1,107,153
Ultimate Software Group, Inc. (The)(2)	31,671	7,718,223
Workday, Inc., Class A(2)	121,726	15,472,592

		$780,724,740

Specialty Retail — 1.9%
Advance Auto Parts, Inc.	78,893	$9,352,765
AutoNation, Inc.(2)	5,972	279,370
AutoZone, Inc.(2)	2,280	1,479,013
Bed Bath & Beyond, Inc.	22,000	461,780
Best Buy Co., Inc.	252,086	17,643,499
Dick’s Sporting Goods, Inc.	35,000	1,226,750
Gap, Inc. (The)	89,138	2,781,106
GNC Holdings, Inc., Class A(2)	900	3,474
Home Depot, Inc. (The)	37,875	6,750,840
L Brands, Inc.	160,031	6,114,784
Lowe’s Cos., Inc.	879,447	77,171,474
O’Reilly Automotive, Inc.(2)	70,257	17,380,177
Ross Stores, Inc.	249,354	19,444,625
Signet Jewelers, Ltd.	65,986	2,541,781
Tiffany & Co.	12,445	1,215,379
TJX Cos., Inc. (The)	1,433,854	116,945,132
Tractor Supply Co.	237,832	14,988,173
Ulta Beauty, Inc.(2)	78,652	16,066,244

		$311,846,366

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	3,013,791	$505,653,854
NetApp, Inc.	489,967	30,226,064
Pure Storage, Inc.(3)	300,000	5,979,913

		$541,859,831

Textiles, Apparel & Luxury Goods — 1.5%
Hanesbrands, Inc.	221,909	$4,087,564
Luxottica Group SpA ADR	20,606	1,281,693
NIKE, Inc., Class B	3,419,588	227,197,427
VF Corp.	68,755	5,096,120

		$237,662,804

Thrifts & Mortgage Finance — 0.0%(1)
Essent Group, Ltd.(2)	48,156	$2,049,519

		$2,049,519

Tobacco — 0.5%
Altria Group, Inc.	353,328	$22,019,401
Altria Group, Inc.(3)	32,000	1,994,240
British American Tobacco PLC ADR	3,399	196,088
Philip Morris International, Inc.	606,449	60,281,031

		$84,490,760

Security	Shares	Value
Trading Companies & Distributors — 0.0%(1)
Fastenal Co.	10,178	$555,617
United Rentals, Inc.(2)	2,000	345,460
W.W. Grainger, Inc.	2,791	787,816

		$1,688,893

Wireless Telecommunication Services — 0.0%(1)
America Movil SAB de CV, ADR Series L	270,852	$5,170,565
Sprint Corp.(2)	1	5
Vodafone Group PLC ADR	38,389	1,067,982

		$6,238,552

Total Common Stocks (identified cost $8,643,809,222)		$16,115,170,845

Rights — 0.0%(1)

Security	Shares	Value
Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$2,951

Total Rights (identified cost $16,441)		$2,951

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(4)	$214,902,708	$214,859,728

Total Short-Term Investments (identified cost $214,925,033)		$214,859,728

Total Investments — 99.9% (identified cost $8,858,750,696)		$16,330,033,524

Other Assets, Less Liabilities — 0.1%		$17,580,664

Net Assets — 100.0%		$16,347,614,188

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $829,634.

Abbreviations:

ADR	-	American Depositary Receipt

At March 31, 2018, the Portfolio owned the following securities (representing 0.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Aflac, Inc.	9/21/17	9/21/18	50,000	$2,095,902	$2,188,000
Alexion Pharmaceuticals, Inc.	6/22/17	6/22/18	81,001	10,000,093	9,028,371
Altria Group, Inc.	9/21/17	9/21/18	32,000	1,957,081	1,994,240
Arista Networks, Inc.	12/19/17	12/19/18	127,576	30,000,085	32,553,868
BB&T Corp.	9/21/17	9/21/18	22,314	1,000,005	1,161,221
CSX Corp.	3/22/18	3/22/19	19,071	1,084,218	1,061,542
Envestnet, Inc.	3/22/18	3/22/19	40,000	2,387,969	2,290,052
Frank’s International NV	6/22/17	6/22/18	1,500,000	11,482,860	8,145,000
Johnson & Johnson	12/19/17	12/19/18	14,035	1,988,173	1,797,686
Lam Research Corp.	3/22/18	3/22/19	10,000	2,240,894	2,029,873
MGM Resorts International	9/21/17	9/21/18	50,000	1,652,346	1,751,000
Microchip Technology, Inc.	12/19/17	12/19/18	5,600	497,734	511,360
NVIDIA Corp.	6/22/17	6/22/18	109,020	17,362,818	25,247,942
NVIDIA Corp.	9/21/17	9/21/18	100,000	18,565,416	23,159,000
On Assignment, Inc.	6/22/17	6/22/18	19,913	1,075,039	1,630,476
Pure Storage, Inc.	3/22/18	3/22/19	300,000	5,997,897	5,979,913
Ross Stores, Inc.	3/22/18	3/22/19	40,000	3,093,768	3,116,549

Total Restricted Securities				$112,482,298	$123,646,093

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$2,327,267,441	$—		$—	$2,327,267,441
Consumer Staples	1,284,809,425	88,395,890		—	1,373,205,315
Energy	890,405,381	—		—	890,405,381
Financials	2,956,873,598	30,227,517		—	2,987,101,115
Health Care	2,019,800,602	1,797,686		—	2,021,598,288
Industrials	1,816,807,445	—		—	1,816,807,445
Information Technology	4,279,046,812	44,426,608		—	4,323,473,420
Materials	271,500,505	2,973,665		—	274,474,170
Real Estate	9,017,100	—		—	9,017,100
Telecommunication Services	55,095,664	—		—	55,095,664
Utilities	36,725,506	—		—	36,725,506
Total Common Stocks	$15,947,349,479	$167,821,366	*	$—	$16,115,170,845
Rights	$2,951	$—		$—	$2,951
Short-Term Investments	—	214,859,728		—	214,859,728
Total Investments	$15,947,352,430	$382,681,094		$—	$16,330,033,524

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2017 whose fair value was determined using Level 3 inputs. At March 31, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2018